Accrued expenses, accounts payable and other liabilities	12 Months Ended
Mar. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses, accounts payable and other liabilities
19.
Accrued expenses, accounts payable and other liabilities

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	103,369	118,057
Other deposits and advances received (i)	54,964	54,508
Payable to merchants and third party marketing affiliates	31,425	32,989
Accrued bonus and staff costs, including sales commission	29,000	29,631
Payables and accruals for purchases of property and equipment	15,625	19,840
Amounts due to related companies (ii)	10,383	9,503
Other taxes payable (iii)	6,997	7,934
Operating lease liabilities (Note 6)	5,667	5,871
Contingent and deferred consideration in relation to investments and acquisitions	901	1,094
Escrow money payable	107	79
Others	17,512	18,377
	275,950	297,883
Non-current:
Operating lease liabilities (Note 6)	28,548	28,967
Contingent and deferred consideration in relation to investments and acquisitions	1,058	1,473
Others	773	1,427
	30,379	31,867

(i)
Other deposits and advances received as of March 31, 2023 and 2024 include buyer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(ii)
Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.

(iii)
Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.
19.
Accrued expenses, accounts payable and other liabilities (Continued)

The Company enters into agreements with several financial institutions and offer supplier finance program to the Company’s suppliers. Suppliers can sell one or more of the Company’s payment obligations at their sole discretion to the financial institutions to receive funds prior to the scheduled due dates to meet their cash flow needs. The Company’s rights and obligations are not impacted and the original payment terms, timing or amount, remain unchanged. The Company did not provide assets pledged as security or other forms of guarantees under the supplier finance program. As of March 31, 2023 and 2024, the outstanding payment obligations under the supplier finance program were RMB1,962 million and RMB2,302 million, respectively, and are recorded within accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.